Fair Value - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 08, 2023	Feb. 03, 2023	Nov. 09, 2022
Fair Value Disclosures [Abstract]
Brookfield SAFE liability			$ 50,000
Brookfield SAFE liability	$ 19,400		$ 50,000	$ 0
Sale of private placement warrants (in shares)			985,278	985,278	985,278	10,000,000	316,250
Class of warrant or right, exercise price of warrants or rights (in dollars per share)			$ 3.36	$ 4.56	$ 9.91		$ 0.0575
Warrants
Change in fair value of derivative warrant liabilities	(20,979)	$ (60)	$ 1,949	$ 563
Other Expense
Warrants
Change in fair value of derivative warrant liabilities			$ 974	$ 563
Other Expense | Public Warrants
Warrants
Change in fair value of derivative warrant liabilities	286
Other Expense | Private placement warrants
Warrants
Change in fair value of derivative warrant liabilities	$ 477